Concentration of Risks	12 Months Ended
Mar. 31, 2025
Concentration of Risks [Abstract]
CONCENTRATION OF RISKS

3. CONCENTRATION OF RISKS

Political, social and economic risks

The main operations of the Group are located in Hong Kong. Accordingly, the Group’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Hong Kong, as well as by the general state of the economy in Hong Kong. The Group’s results of operations may be adversely affected by changes in the political, regulatory and social conditions in Hong Kong. Although the Group has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations, including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Group’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Group’s operations.

Interest rate risk

The Group is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Group reviews and takes appropriate steps to manage its interest rate exposure on its interest-bearing assets and liabilities. The Group has not been exposed to material risks due to changes in market interest rates and has not used any derivative financial instruments to manage the interest risk exposure during the years presented.

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, and accounts receivable and other receivables. As of March 31, 2025 and 2024, US$749,000 and US$1,613,000, respectively, were deposited with financial institutions located in Hong Kong. In accordance with the relevant regulations in Hong Kong, the maximum insured bank deposit amount is US$64,742 (HK$500,000) for each financial institution. While the Group believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Group is also exposed to risk from its accounts receivable. These assets are subject to credit evaluations. An allowance for credit loss has been made for estimated unrecoverable amounts, which have been determined by reference to past default experience and the current economic environment.

Concentration risk

There were two, two and two customers from whom revenues individually represent greater than 10% of the total revenues of the Group for the fiscal years ended March 31, 2025, 2024 and 2023, respectively. The total sales to these customers accounted for approximately 68.70%, 61.30% and 57.64% of total revenues for the fiscal years ended March 31, 2025, 2024 and 2023, respectively. As of March 31, 2025, three customers accounted for approximately 64.25% of the Group’s accounts receivable. As of March 31, 2024, three customers accounted for approximately 47.00% of the Group’s accounts receivable.

The following customers accounted for 10% or more of revenue for the fiscal years ended March 31, 2025, 2024 and 2023:

	For the Fiscal Year Ended		For the Fiscal Year Ended			For the Fiscal Year Ended
	March 31, 2025		March 31, 2024			March 31, 2023
	US$’000%		US$’000%			US$000%
Customer A	29,305	55.08%	20,103	31.68%		3,500	6.42%*
Customer B	1,808	3.40%*	18,795	29.62%		22,702	41.66%
Customer C	7,246	13.62%	5,047	7.95	%*	-	-%
Customer F	-	-%	857	1.35	%*	8,710	15.98%

The following customers accounted for 10% or more of the Group’s accounts receivable (gross amount), as of March 31, 2025 and 2024:

	As of March 31, 2025		As of March 31, 2024
	US$’000%		US$’000%
Customer A	3,548	15.32%	3,071	13.62%
Customer B	8,888	38.37%	5,101	22.63%
Customer D	693	2.99%*	2,424	10.75%
Customer E	2,445	10.56%	--	- %*

*	Represents less than 10%

There were three, three and three suppliers from whom purchases individually represent greater than 10% of the total purchases of the Group for the fiscal years ended March 31, 2025, 2024 and 2023, respectively. The total purchase from these suppliers accounted for approximately 78.01%, 67.26% and 60.42% of the Group’s total purchase for the fiscal years ended March 31, 2025, 2024 and 2023, respectively. As of March 31, 2025, two suppliers accounted for approximately 83.7% of the Group’s accounts payable. As of March 31, 2024, two suppliers accounted for approximately 84.82% of the Group’s accounts payable.

The following supplier accounted for 10% or more of purchases for the fiscal years ended March 31, 2025, 2024 and 2023:

	For the Fiscal Year Ended			For the Fiscal Year Ended			For the Fiscal Year Ended
	March 31, 2025			March 31, 2024			March 31, 2023
	US$’000%			US$’000%			US$’000%
Supplier A	1,456	5.86	%*	9,193	31.54%		5,123	15.60%
Supplier B	6,525	26.28%		-	-	%*	-	-	%*
Supplier D	-	-	%*	6,496	22.29%		10,955	33.35%
Supplier E	3,817	15.37%		3,915	13.43%		-	-	%*
Supplier F	9,027	36.36%		183	0.64	%*	5	-	%*
Supplier H	-	-	%*	560	1.92	%*	3,767	11.47%

The following suppliers accounted for 10% or more of the Group’s accounts payable as of March 31, 2025 and 2024

	As of March 31, 2025		As of March 31, 2024
	US$’000%		US$’000%
Supplier A	6,198	59.9%	4,694	72.37%
Supplier B	2,459	23.8%	-	- %*
Supplier C	269	2.6%*	808	12.45%

*	Represents less than 10%